Other income - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Zegna
Disclosure Of Other income [Line Items]
Proceeds to exit lease (key money)	€ 6,500
United States | Write downs and disposal | Agnona
Disclosure Of Other income [Line Items]
Income from sale of right of use of asset		€ 1,266